SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2020	December 31, 2019
Assets
Fixed maturities, at fair value (amortized cost: 2020, $517,294; 2019, $56,096)	$519,967	$58,161
Short-term investments, at fair value (amortized cost: 2020, $nil; 2019, $3,993)	—	3,993
Cash and cash equivalents	10,020	4,512
Investments in subsidiaries	9,291,985	8,896,352
Intercompany loans and balances receivable	21,559	219,815
Other	11,443	4,422
Total assets	$9,854,974	$9,187,255

Liabilities
Intercompany loans and balances payable (1)	$2,490,500	$1,884,499
Accounts payable, accrued expenses and other	37,477	32,587
Total liabilities	2,527,977	1,917,086

Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 2020, 25,489,636 shares; 2019, 28,169,062 shares; aggregate liquidation value: 2020, $637,241; 2019, $704,227)	25,490	28,169
Additional paid-in capital	2,334,564	2,396,530
Accumulated other comprehensive loss	(96,005)	(75,925)
Retained earnings	5,062,948	4,921,395
Total shareholders’ equity	7,326,997	7,270,169
Total liabilities and shareholders’ equity	$9,854,974	$9,187,255

(1)The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of 6.440% Fixed-to-Floating Rate junior subordinated CENts and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured and rank junior in priority of payments to the parent’s senior notes.
The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.
SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive Income (Loss) —Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Revenues
Net investment income	$2,094	$1,620	$1,844
Interest income on intercompany loans	—	12,215	13,015
Net realized and unrealized investment gains (losses)	641	2,594	(1,632)
Other income (loss)	113	112	(6,778)
Total revenues	2,848	16,541	6,449
Expenses
Other expenses	53,458	51,115	25,792
Interest expense on intercompany loans	17,188	14,757	15,041
Net foreign exchange losses (gains)	82,986	(26,885)	(50,276)
Total expenses	153,632	38,987	(9,443)
(Loss) income before equity in net income (loss) of subsidiaries	(150,784)	(22,446)	15,892
Equity in net income (loss) of subsidiaries	404,973	959,194	(101,886)
Net income (loss)	254,189	936,748	(85,994)
Preferred dividends	45,990	46,416	46,416
Loss on redemption of preferred shares	2,341	—	—
Net income (loss) attributable to common shareholder	$205,858	$890,332	$(132,410)
Comprehensive income (loss)
Net income (loss)	$254,189	$936,748	$(85,994)
Other comprehensive (loss) income	(20,080)	62,709	(48,353)
Comprehensive income (loss)	$234,109	$999,457	$(134,347)
SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Cash flows from operating activities
Net income (loss)	$254,189	$936,748	$(85,994)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net (income) loss of subsidiaries	(404,973)	(959,194)	101,886
Other, net	87,789	(17,167)	(29,283)
Net cash used in operating activities	(62,995)	(39,613)	(13,391)
Cash flows from investing activities
Advances to/from subsidiaries, net (1) (2) (3)	73,738	(282,233)	(261,666)
Net issue of intercompany loans receivable and payable (1) (4)	458,489	276,332	299,279
Sales and redemptions of fixed maturities	32,230	72,724	65,025
Sales and redemptions of short-term investments	43,899	2,189	—
Purchases of fixed maturities	(496,139)	(18,621)	(124,932)
Purchases of short-term investments	(39,913)	(6,173)	—
Other, net	(3,987)	(29)	(680)
Net cash provided by (used in) investing activities	68,317	44,189	(22,974)
Net cash used in financing activities (2)	—	—	—
Effect of foreign exchange rate changes on cash	186	(1,145)	10,765
Increase (decrease) in cash and cash equivalents	5,508	3,431	(25,600)
Cash and cash equivalents—beginning of year	4,512	1,081	26,681
Cash and cash equivalents—end of year	$10,020	$4,512	$1,081

(1)During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million. This non-cash transaction has therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
(2)During 2020, 2019 and 2018, dividends paid to common and preferred shareholders of $96 million, $246 million and $94 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. There transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
(3)During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable. During 2019, the Parent recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany balances receivable/payable. These non-cash transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
(4)During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities.